16 Borrowings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 41,732,123	R$ 29,016,976
Borrowings, current	1,318,931	774,924
Borrowings, noncurrent	40,413,192	28,242,052
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	40,234,330	27,651,467
Borrowings, current	1,206,084	676,831
Borrowings, noncurrent	39,028,246	26,974,636
Foreign currency [member] | Bond [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 34,963,651	24,583,325
Annual financial charges	Note 16 (b)
Foreign currency [member] | Export Prepayment [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 2,207,762	863,293
Annual financial charges	Note 16 (c)
Foreign currency [member] | Investments [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 996,531	751,376
Annual financial charges	Note 16 (d)
Foreign currency [member] | Other [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 2,755,200	1,952,667
Annual financial charges	Note 16 (e)
Foreign currency [member] | Transactions costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ (688,814)	(499,194)
Local Currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,497,793	1,365,509
Borrowings, current	112,847	98,093
Borrowings, noncurrent	1,384,946	1,267,416
Local Currency [member] | Transactions costs [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	(1,607)	(2,029)
Local Currency [member] | Export Credit Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 402,739	405,642
Annual financial charges	100.00 of CDI + 0.70
Local Currency [member] | Commercial Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 545,171	554,307
Annual financial charges	100.00 of CDI + 0.85
Local Currency [member] | BNDES [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 1,538	19,998
Annual financial charges	4
Local Currency [member] | BNDES [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 490,963	270,520
Annual financial charges	IPCA + 6.04
Local Currency [member] | FINEP/FINISA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 26,154	78,776
Annual financial charges	3.59
Local Currency [member] | FINAME [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		324
Annual financial charges	TLP + 6.00
Local Currency [member] | BNB-FNE (fundo vonstitucional de financiamentos do nordeste) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 5,639	5,582
Annual financial charges	IPCA + interest between 2.39 and 2.78
Local Currency [member] | Fundo de Desenvolvimento do Nordeste (FDNE) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 27,196	32,152
Annual financial charges	6.5
Local Currency [member] | Other [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 237
Annual financial charges	19.14